Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—64.5%
		Banking—2.9%
$300,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	$307,848
200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	207,442
200,000	[1,2]	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	137,640
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	190,628
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 6.500%, 1/8/2026	192,370
		TOTAL	1.035,928
		Chemicals & Plastics—0.6%
200,000	[4]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	201,030
		Financial Intermediaries—0.6%
200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	206,145
		Oil & Gas—3.3%
100,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	104,797
1,000,000	[1,2]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	40,000
100,000		Petroleos Mexicanos, 3.500%, 1/30/2023	100,492
350,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	291,062
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	44,995
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	96,540
367,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	294,233
4,167		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	4,180
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	213,262
		TOTAL	1,189,561
		Sovereign—52.3%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	195,646
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	185,560
355,503	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	113,405
271,997	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2035	80,511
250,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	85,000
22,899	[1,2]	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	7,042
100,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	83,876
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	211,509
200,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	54,000
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	191,518
BRL 9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	1,891,996
CNY 5,500,000		China, Government of, Series 1916, 3.120%, 12/5/2026	890,832
7,500,000		China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	1,224,204
8,000,000		China, Government of, Unsecd. Note, Series INBK, 2.680%, 5/21/2030	1,246,882
$200,000		Costa Rica, Government of, 144A, 4.250%, 1/26/2023	203,000
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	136,877
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.500%, 2/22/2029	149,162
250,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	259,127
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	126,377
100,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	103,901

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	$147,207
100,000		Ecuador, Government of, Sr. Secd. Note, 144A, 5.000%, 7/31/2030	87,500
229,024	[3]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	134,554
463,500	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	284,014
50,000	[3]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	29,376
125,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	87,814
150,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.500%, 7/31/2040	93,827
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	172,568
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	89,009
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	163,016
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	163,331
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	142,229
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	157,116
EGP 3,000,000		Egypt, Government of, Unsecd. Note, Series 5YR, 14.369%, 10/20/2025	191,967
4,400,000		Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	282,349
$50,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	42,125
200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	130,368
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	144,176
IDR 3,100,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	242,951
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	103,358
$96,571		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	94,327
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	203,835
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	177,000
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	178,088
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	23,024
MXN 10,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	517,600
47,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	2,154,326
$200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	177,689
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	190,186
BRL 400,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2023	77,422
$200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	209,500
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	207,476
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	200,712
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	204,450
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	186,000
PEN 1,150,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	300,232
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	355,630
$200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	170,293
RUB 42,800,000	[1,2]	Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	303,891
$200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	187,150
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	216,272
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	184,530
$200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	168,958
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	88,000
COP 1,000,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.000%, 6/30/2032	213,187
$200,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	182,530

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	$166,620
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	194,020
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	180,806
200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	65,453
325,000		Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 5/31/2040	68,900
200,000		United Arab Emirates, Government of, Sr. Unsecd. Note, 144A, 2.000%, 10/19/2031	190,619
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	80,274
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	202,743
1,500,000	[1,2]	Venezuela, Government of, 8.250%, 10/13/2024	82,500
		TOTAL	18,733,523
		State/Provincial—0.6%
100,000		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 3.900%, 9/1/2037	42,625
200,000		Istanbul Metropolitan Municipality, Sr. Unsecd. Note, 144A, 6.375%, 12/9/2025	185,096
		TOTAL	227,721
		Telecommunications & Cellular—0.6%
200,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	202,998
		Transportation—1.8%
200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	201,188
200,000		Georgian Railway JSC, Sr. Unsecd. Note, 144A, 4.000%, 6/17/2028	191,740
200,000		Indian Railway Finance Corp. Ltd., Sr. Unsecd. Note, 144A, 3.570%, 1/21/2032	194,108
200,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2028	61,000
		TOTAL	648,036
		Utilities—1.8%
200,000		Eskom Holdings Soc Ltd., REGS, 6.750%, 8/6/2023	199,750
200,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	200,409
200,000		NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2026	77,000
200,000		Sweihan Pv Power Co., Sec. Fac. Bond, 144A, 3.625%, 1/31/2049	191,535
		TOTAL	668,694
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $28,218,308)	23,113,636
		CORPORATE BONDS—32.6%
		Air Transportation—0.6%
200,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	203,625
		Banking—5.1%
200,000	[4]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	190,358
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	196,999
200,000	[1,2]	Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	79,000
150,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	141,113
200,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	200,900
100,000		Banco de Credito del Peru, REGS, 3.250%, 9/30/2031	94,348
200,000	[4]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.375%, 10/14/2030	209,455
200,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	198,902
200,000	[1,2]	Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	106,684
150,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	151,129
100,000		Scotiabank Peru SA, Sub., REGS, 4.500%, 12/13/2027	100,979
200,000	[1,2,4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	74,856

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
200,000	[1,2,4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	$90,000
		TOTAL	1,834,723
		Building Materials—1.1%
200,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	214,500
$200,000		GCC SAB de CV, Sr. Unsub., 144A, 3.614%, 4/20/2032	192,792
		TOTAL	407,292
		Chemicals & Plastics—2.1%
200,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	199,597
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	161,962
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	191,919
200,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	208,503
		TOTAL	761,981
		Finance—Retail—0.6%
200,000		Ct Trust, Sec. Fac. Bond, 144A, 5.125%, 2/3/2032	200,669
		Food Products—1.0%
200,000		JBS Finance Luxemboug S.a.r.l., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2032	181,768
200,000		JBS Finance Luxemboug S.a.r.l., Sr. Unsecd. Note, REGS, 3.625%, 1/15/2032	181,768
		TOTAL	363,536
		Industrial Products & Equipment—0.5%
200,000		San Miguel Industrias, Sr. Unsecd. Note, REGS, 3.500%, 8/2/2028	183,024
		Metals & Mining—3.3%
200,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	207,760
200,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 5.875%, 4/8/2032	194,840
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	188,934
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	212,009
200,000	[1,2]	Polyus Finance PLC, Sr. Unsecd. Note, 144A, 3.250%, 10/14/2028	104,400
200,000	[1,2]	Suek Securities DAC, Sr. Unsecd. Note, 144A, 3.375%, 9/15/2026	117,000
200,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	166,764
		TOTAL	1,191,707
		Oil & Gas—6.0%
200,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	188,417
100,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	90,961
191,908		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	176,879
200,000		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	185,364
200,000		Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	194,917
180,614		Mv24 Captial Bv, Term Loan—1st Lien, REGS, 6.748%, 6/1/2034	177,034
269,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.700%, 2/16/2032	260,001
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	195,356
100,000		Sierracol Energy Andina, Llc, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	91,551
200,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	195,846
200,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	157,688
300,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	163,992
100,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 2.500%, 6/30/2029	69,072
		TOTAL	2,147,078
		Rail Industry—0.1%
46,800		Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	49,417

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—2.4%
200,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	$205,221
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	201,602
$ 200,000		KWG Group Holdings Ltd., Sec. Fac. Bond, Series EMTN, 5.950%, 8/10/2025	75,500
200,000		Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	200,755
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	185,041
		TOTAL	868,119
		Retailers—1.1%
200,000	[1,2]	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	196,350
200,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	188,950
		TOTAL	385,300
		Steel—0.6%
200,000		Periama Holdings LLC, Sr. Unsecd. Note, 5.950%, 4/19/2026	205,104
		Telecommunications & Cellular—5.0%
200,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	184,305
100,000		Digicel Group 0.5 Ltd., Sr. Unsecd. Note, 144A, 8.000%, 4/1/2025	90,466
107,123		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	107,179
200,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	202,938
250,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	244,815
200,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	204,401
200,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	202,488
200,000		Liquid Telecommunications Financing Plc, Term Loan—1st Lien, 144A, 5.500%, 9/4/2026	195,796
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	201,524
150,000		Telefonica Moviles Chile, Sr. Unsecd. Note, 144A, 3.537%, 11/18/2031	140,478
		TOTAL	1,774,390
		Utilities—3.1%
199,620		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	216,438
200,000		Eig Pearl Holdings Sarl, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	195,032
100,000		Fs Luxembourg Sarl, Sec. Fac. Bond, REGS, 10.000%, 12/15/2025	103,688
200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	189,354
200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	194,360
30,000		Pan American Energy LLC, 144A, 9.125%, 4/30/2027	32,641
200,000		Sociedad De Transmision, Sr. Unsecd. Note, 144A, 4.000%, 1/27/2032	195,140
		TOTAL	1,126,653
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,990,282)	11,702,618
		COMMON STOCKS—0.1%
		Materials—0.1%
2,758		Cemex S.A.B. de C.V., ADR	14,066
		Telecommunications & Cellular—0.0%
44,339		Oi S.A.	6,885
		TOTAL COMMON STOCKS (IDENTIFIED COST $30,035)	20,951
		PURCHASED CALL OPTION—0.0%
26,500		EUR CALL/USD PUT, Morgan Stanley, Notional Amount $26,500, Exercise Price $1.16, Expiration Date 03/10/2022 (IDENTIFIED COST $100)	6

Principal Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.1%
387,180	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[5] (IDENTIFIED COST $387,102)	$387,102
	TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $41,625,827)	35,224,313
	OTHER ASSETS AND LIABILITIES - NET—1.7%[6]	611,471
	TOTAL NET ASSETS—100%	$35,835,784
At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes Long Bond, Long Futures	10	$ 1,566,875	June 2022	$20,454
[1]United States Treasury Notes 10 Year Ultra Long Bond, Long Futures	2	$ 282,656	June 2022	$2,714
Short Futures:
[1]Euro-BTP Future, Short Futures	2	EUR 316,530	March 2022	$(6,070)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$17,098
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,569,969 and $912,750, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
Put Option:
[1]Morgan Stanley	USD PUT/EUR CALL	$26,500	3/10/2022	$1.138	$(496)
(PREMIUMS RECEIVED $95)
The average market values of purchased call options held by the Fund throughout the period was $37. The average market values of written put options held by the Fund throughout the period was $337. This is based on amounts held as of each month end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following open swap contracts:
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2022[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Republic of Brazil	Buy	1.00%	12/20/2026	2.27%	$200,000	$10,790	$11,676	$(886)
Goldman Sachs	Republic of Colombia	Buy	1.00%	12/20/2026	2.26%	$300,000	$16,058	$16,469	$(411)
Morgan Stanley	Republic of Indonesia	Buy	1.00%	12/20/2026	1.16%	$100,000	$705	$490	$215
Morgan Stanley	Republic of South Africa	Buy	1.00%	12/20/2026	2.31%	$300,000	$16,708	$13,685	$3,023
JP Morgan	Sultanate of Oman	Sell	1.00%	12/20/2026	2.65%	$(200,000)	$(14,031)	$(11,905)	$(2,126)
Goldman Sachs	United Mexican States	Sell	1.00%	12/20/2026	1.15%	$(150,000)	$(1,004)	$(574)	$(430)
TOTAL CREDIT DEFAULT SWAPS							$29,226	$29,841	$(615)

The average notional amount of credit default swap contracts held by the Fund throughout the period was $487,500. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/7/2022	Credit Agricole	123,364,500 CLP	$149,955	$4,269
3/7/2022	Morgan Stanley	83,203,000 CLP	$100,055	$3,960
3/9/2022	Bank of America	36,948 AUD	$26,298	$542
3/9/2022	Bank of America	14,000 GBP	$19,038	$(255)
3/9/2022	Barclays	2,750,000 INR	$36,096	$364
3/9/2022	Credit Agricole	21,155 GBP	$28,009	$373
3/9/2022	Credit Agricole	25,500 GBP	$33,762	$450
3/9/2022	JPMorgan	$18,500	2,104,833 JPY	$187
3/9/2022	Morgan Stanley	36,261 CAD	$28,666	$(56)
3/9/2022	Morgan Stanley	600,000,000 IDR	$41,428	$308
3/9/2022	State Street	51,280 EUR	$57,831	$(310)
3/16/2022	Bank of America	9,490,000 CNY	$1,477,855	$23,836
3/16/2022	Barclays	2,075,000 MXN	$99,913	$1,102
3/16/2022	BNP Paribas	792,720,000 COP	$197,200	$3,797
3/16/2022	Credit Agricole	1,320,000 PLN	$320,938	$(6,900)
3/16/2022	Credit Agricole	1,325,000 RON	$299,859	$(119)
3/17/2022	Citibank	80,302,500 CLP	$99,260	$1,002
4/5/2022	BNP Paribas	1,437,729,980 IDR	$99,919	$(100)
4/13/2022	Bank of America	84,011,000 CLP	$99,949	$4,549
4/25/2022	Bank of America	24,000 CAD	$18,929	$8
4/27/2022	JPMorgan	26,000 AUD	$18,521	$378
4/27/2022	JPMorgan	31,500 AUD	$22,688	$210
5/9/2022	Citibank	4,500,000 JPY	$38,902	$303
6/15/2022	Credit Agricole	111,470,000 HUF	$356,927	$(24,664)
Contracts Sold:
3/7/2022	HSBC	206,567,500 CLP	$251,330	$(6,909)
3/9/2022	Bank of America	36,948 AUD	$26,983	$144
3/9/2022	Bank of America	21,155 GBP	$28,943	$561
3/9/2022	Bank of America	$18,500	2,132,176 JPY	$51
3/9/2022	Citibank	36,261 CAD	$29,081	$472
3/9/2022	State Street	25,780 EUR	$29,622	$704
3/9/2022	State Street	25,500 EUR	$29,172	$568
3/9/2022	State Street	$19,000	14,110 GBP	$(69)
3/16/2022	Barclays	842,000,000 COP	$215,167	$1,675
3/16/2022	Barclays	3,157,650 MXN	$149,934	$(3,786)
3/16/2022	BNP Paribas	792,720,000 COP	$199,646	$(1,352)
3/16/2022	BNP Paribas	405,490,000 COP	$99,657	$(3,157)
3/16/2022	BNP Paribas	3,087,300 MXN	$150,023	$(272)
3/16/2022	Citibank	21,916,000 MXN	$1,000,889	$(66,023)
3/16/2022	Citibank	13,200,000 MXN	$620,815	$(21,785)
3/16/2022	Credit Agricole	590,000 EUR	$668,243	$6,221
3/16/2022	Credit Agricole	4,279,600 MXN	$199,836	$(8,503)
3/16/2022	Credit Agricole	36,760,000 RUB	$490,935	$155,693
3/17/2022	Bank of America	80,302,500 CLP	$99,912	$(350)
4/4/2022	BNP Paribas	5,450,000 BRL	$1,014,775	$(32,727)
4/4/2022	JPMorgan	1,084,980 BRL	$200,068	$(8,467)
4/4/2022	JPMorgan	537,260 BRL	$100,008	$(3,254)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
4/12/2022	BNP Paribas	10,396,800 PHP	$199,783	$(2,658)
4/13/2022	Bank of America	84,011,000 CLP	$101,869	$(2,629)
4/25/2022	Morgan Stanley	$38,000	48,789 CAD	$498
4/27/2022	Barclays	31,500 AUD	$22,864	$(34)
4/27/2022	Barclays	26,000 AUD	$18,872	$(28)
5/9/2022	BNP Paribas	4,500,000 JPY	$39,230	$25
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$17,843
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $155,597 and $139,311 respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and value for Written Option Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2021	$358,310
Purchases at Cost	5,696,812
Proceeds from Sales	(5,667,942)
Change in Unrealized Appreciation/Depreciation	—
Net Realized Gain/(Loss)	(78)
Value as of 2/28/2022	$387,102
Shares Held as of 02/28/2022	387,180
Dividend Income	$48
Gain Distributions Received	$128
1
Non-income-producing security.
2
Security in default.
3
Zero coupon bond, reflects effective rate at time of purchase.
4
Perpetual Bond Security. The maturity date reflects the next call date.
5
7-day net yield.
6
Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$22,869,981	$—	$22,869,981
Corporate Bonds	—	11,946,273	—	11,946,273
Equity Securities:
Common Stocks
International	20,951	—	—	20,951
Purchased Call Option	—	6	—	6
Investment Company	387,102	—	—	387,102
TOTAL SECURITIES	$408,053	$34,816,260	$—	$35,224,313
Other Financial Instruments:
Assets
Futures Contracts	$23,168	$—	$—	$23,168
Foreign Exchange Contracts	—	212,250	—	212,250
Swap Contracts	—	44,261	—	44,261
Liabilities
Futures Contracts	(6,070)	—	—	(6,070)
Written Call Options	—	(496)	—	(496)
Foreign Exchange Contracts	—	(194,407)	—	(194,407)
Swap Contracts	—	(15,035)	—	(15,035)
TOTAL OTHER FINANCIAL INSTRUMENTS	$17,098	$46,573	$—	$(63,671)
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
BTP	—Buoni del Tesoro Poliennali
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
USD	—United States Dollar
UYU	—Uruguayan Peso